Acquisitions, Investments and Disposals - Schedule of Changes in Non-controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Sale of subsidiaries' shares to non-controlling interest	$ 84	[1]
Noncontrolling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Non-controlling Interests, Balance	294,345		362,276	371,337
Purchase of non-controlling interest in existing subsidiaries by the Group			(76,080)	(528)
Non-controlling Interests, New acquisitions				54
Sale of subsidiaries' shares to non-controlling interest	66	[1]
Non-controlling Interest, Effect from disposal of subsidiaries			37,729
Non-controlling Interest, Effect of changes in ownership of subsidiaries				675
Non-controlling share in subsidiaries' income (loss)	(24,308)		5,047	(317)
Non-controlling Interests, Translation difference	(116,649)		(25,751)	23,168
Non-controlling Interests, Balance	153,404		294,345	362,276
Non-controlling interest acquired, Amount			76,080	528
Non-controlling interest acquired, Cash consideration			87,177	632
Noncontrolling Interests [Member] | Mechel-Mining OAO [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividends declared to shareholders				(8,026)
Time Frame of acquisition			2013-11
Non-controlling interest acquired, percentage			1.31%
Non-controlling interest acquired, Amount			3,043
Non-controlling interest acquired, Cash consideration			57,986
Noncontrolling Interests [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividends declared to shareholders	(50)		(8,876)	(24,087)
Noncontrolling Interests [Member] | Tomusinsky Open Pit Mine (TOPM) [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition			2013-03
Non-controlling interest acquired, percentage			0.21%
Non-controlling interest acquired, Amount			652
Non-controlling interest acquired, Cash consideration			33
Noncontrolling Interests [Member] | KMP [Member]
Redeemable Noncontrolling Interest [Line Items]
Non-controlling interest acquired, percentage			4.40%
Non-controlling interest acquired, Amount			37,878
Non-controlling interest acquired, Cash consideration			29,158
Noncontrolling Interests [Member] | KMP [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition			2013-08
Noncontrolling Interests [Member] | KMP [Member] | Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition			2013-11
Noncontrolling Interests [Member] | Effect of changes in ownership of subsidiaries within the Group [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition			2013-11
Non-controlling interest acquired, Amount			34,507
Noncontrolling Interests [Member] | Izhstal [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition				2012-10
Non-controlling interest acquired, percentage				1.63%
Non-controlling interest acquired, Amount				435
Non-controlling interest acquired, Cash consideration				595
Noncontrolling Interests [Member] | Beloretsk Metallurgical Plant (BMP) [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition				2012-03
Non-controlling interest acquired, percentage				0.03%
Non-controlling interest acquired, Amount				12
Non-controlling interest acquired, Cash consideration				33
Noncontrolling Interests [Member] | Other [Member]
Redeemable Noncontrolling Interest [Line Items]
Non-controlling interest acquired, percentage				0.03%
Non-controlling interest acquired, Amount				81
Non-controlling interest acquired, Cash consideration				$ 4
Noncontrolling Interests [Member] | Other [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition				2012-07
Noncontrolling Interests [Member] | Other [Member] | Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Time Frame of acquisition				2012-08

[1]	See Note 4(f)